INCOME TAXES - Deferred Tax Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Valuation allowance	$ 4,194	$ 5,177
Increase (decrese) in valuation allowance	(1,000)
Decrease in valuation allowance related to future years	200
Foreign Tax Credit Carryforwards, General Basket
Valuation Allowance [Line Items]
Valuation allowance	800
Increase (decrese) in valuation allowance	(200)
Foreign Tax Credit Carryforwards, Branch Basket
Valuation Allowance [Line Items]
Valuation allowance	1,700
Increase (decrese) in valuation allowance	(700)
Decrease in valuation allowance based on Operating Plan and estimates of future factors	400
Decrease in valuation allowance related to future years	100
U.S. Residual Deferred Tax Asset Related to Non-U.S. Branches
Valuation Allowance [Line Items]
Valuation allowance	1,000
Local Non-U.S. Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance	600
State Net Operating Loss Carryforwards
Valuation Allowance [Line Items]
Valuation allowance	100
Foreign Tax Credit Carryforwards
Valuation Allowance [Line Items]
Increase (decrese) in valuation allowance	700
Increase in valuation allowance impacting tax provision	$ 300